Schedule of Due to Related Parties Transaction Balances (Details) - HCYC Group Company Limited [Member] - USD ($)		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties			$ 588,908	$ 85,797
Total due to related parties		$ 654,453	588,909	85,797
Non Interest Bearing Borrowings [Member] | Ms.Xiameng Ding [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	[1]		582,471	82,554
Total due to related parties	[2]	648,151	582,471
Non Interest Bearing Borrowings [Member] | Mr. Kwok Wai Man [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	[1]		5,037	3,243
Total due to related parties	[2]	3,339	5,038
Non Interest Bearing Borrowings [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	[1]		587,508	85,797
Total due to related parties	[2]	651,490	587,509
Payable To Related Party Related To Referral Service [Member] | Mr. Kwok Wai Man [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties			1,400
Total due to related parties		$ 2,963	$ 1,400

[1]	As of March 31, 2024 and 2023, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.
[2]	As of September 30 and March 31, 2024, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.